ORGANIZATION AND NATURE OF OPERATIONS (Details)					12 Months Ended
	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Aug. 21, 2018	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Variable interest entity, terms of arrangements					the Company has the right to absorb 90% of net interest or 100% of net loss of those Domestic Companies for accounting purposes.
Ownership interest (as a percent)							8
Individuals
ORGANIZATION AND NATURE OF OPERATIONS
Remaining paid in capital					¥ 12,500,000	$ 1,812,041
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage					49.00%	49.00%
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage					51.00%	51.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage			10.00%
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Paid In capital					¥ 200,000
Remaining paid in capital					33,300,000	$ 4,827,276
Gan Su BHD Environmental Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital									¥ 50,000,000.0
Paid In capital					¥ 27,495,000	$ 3,791,734
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred	3.60%	15.40%		2.00%
Gan Su BHD Environmental Technology Co., Ltd | Nanjing Recon
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent					51.00%	51.00%
Percentage of equity interest transferred	15.40%
Ownership interest held by noncontrolling owner					19.00%	19.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital								¥ 50,000,000.0
Paid In capital					¥ 4,200,000	$ 579,206
Equity interest of ownership percentage			55.00%		75.00%